Changes in Significant Accounting Policies (Details 4) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of initial application of standards or interpretations [line items]
Accounts receivable	$ (3,702,504)	$ 4,643,577	$ (13,023,581)
Receivables from related parties	(826,893)	659,522	(47,075)
Other current liabilities	(3,679,040)	3,974,959	(4,454,647)
Net cash provided by (used in) operating activities	40,200,694	84,363,331	36,695,846
Net increase (decrease) in cash and cash equivalents	(35,857,320)	$ 24,829,368	$ 1,310,548
Under IAS 18 and related standards and interpretations [member]
Disclosure of initial application of standards or interpretations [line items]
Accounts receivable	(3,577,367)
Receivables from related parties	(840,111)
Other current liabilities	(3,790,959)
Application of IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Accounts receivable	(3,702,504)
Receivables from related parties	(826,893)
Other current liabilities	(3,679,040)
Increase (decrease) due to changes in accounting policy [member] | Application of IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Accounts receivable	(125,137)
Receivables from related parties	13,218
Other current liabilities	111,919
Net cash provided by (used in) operating activities	0
Net increase (decrease) in cash and cash equivalents	$ 0